CERT NYS
File # 1-02979

13000892

Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC

MAR 22 2013

Washington, DC 20549

March 22, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, WELLS FARGO & COMPANY, Depositary Shares, each representing a 1/1,000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P of Wells Fargo & Company, no par value, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 22, 2013. Tentative listing date – March 25, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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